QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2016

ITEM 1. SCHEDULE OF INVESTMENTS

CLIFFORD CAPITAL PARTNERS FUND
SCHEDULE OF INVESTMENTS
December 31, 2016 (unaudited)

	Shares	Fair Value

COMMON STOCKS - 83.21%

CONSUMER DISCRETIONARY - 6.50%
Abercrombie & Fitch Co.	12,000	$144,000
Target Corp.	4,438	320,557
Urban Outfitters, Inc.	6,148	175,095

		639,652

CONSUMER STAPLES - 5.32%
Avon Products, Inc.	35,723	180,044
The Proctor & Gamble Co.	2,296	193,048
Wal-Mart Stores, Inc.	2,176	150,405

		523,497

ENERGY - 3.68%
Cloud Peak Energy, Inc.	14,493	81,306
Devon Energy Corp.	6,140	280,414

		361,720

FINANCIALS - 14.64%
American Express Co.	5,533	409,885
CIT Group Inc.	9,418	401,960
CVB Financial Corp.	12,788	293,229
Westamerica Bancorporation	5,317	334,599

		1,439,673

HEALTH CARE MANUFACTURING - 8.11%
Johnson & Johnson	1,679	193,438
Landauer, Inc.	7,071	340,115
Teva Pharmaceutical Industries Ltd.	7,270	263,538

		797,091

INDUSTRIALS - 15.59%
C. H. Robinson Worldwide, Inc.	3,808	278,974
The Dun & Bradstreet Corp.	2,759	334,722
Fastenal Co.	6,179	290,289
KLX Inc.	6,633	299,215
Stericyle, Inc.	4,282	329,885

		1,533,085

INFORMATION TECHNOLOGY - 18.82%
Cisco Systems, Inc.	5,975	180,564
Diebold Nixdorf, Inc.	7,641	192,171
Dolby Laboratories Inc. - Class A	5,745	259,616
eBay Inc.	10,791	320,385
EVERTEC Inc.	20,092	356,633
International Business Machines Corp.	1,667	276,705
Mastercard Inc. - Class A	2,564	264,733

		1,850,807

SEMICONDUCTORS - 4.35%
Linear Technology Corp.	2,243	139,851
Xcerra Corp.	37,652	287,661

		427,512

TELECOMMUNICATION SERVICES - 3.54%
Lumos Networks Corp.	22,258	347,670

CLIFFORD CAPITAL PARTNERS FUND
SCHEDULE OF INVESTMENTS
December 31, 2016 (unaudited)

	Shares	Fair Value

UTILITIES - 2.66%
Exelon Corp.	7,368	$261,490

TOTAL COMMON STOCKS - 83.21%		8,182,197

MONEY MARKET FUND - 16.93%
Federated Institutional Prime Obligations Fund 0.49%*	1,664,667	1,664,667

TOTAL INVESTMENTS - 100.14%		9,846,864
Liabilities in excess of other assets - ( 0.14%)		(13,898)

NET ASSETS - 100.00%		$9,832,966

* Effective 7 day yield as of December 31, 2016

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2016:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Common Stocks	$8,182,197	-	-	$8,182,197
Money Market	1,664,667	-	-	1,664,667

	$9,846,864	-	-	$9,846,864

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2016.

At December 31, 2016 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $8,873,681 and the related tax-based net unrealized appreciation (depreciation) consists of :

Gross unrealized appreciation	$1,098,334
Gross unrealized depreciation	(125,151)

Net unrealized appreciation	$973,183

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No. Description of Exhibit

99.1 Certification of Principal Executive Officer

99.2 Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By:	/s/ John Pasco, III John Pasco, III Principal Executive Officer

Date:	February 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John Pasco, III John Pasco, III Principal Executive Officer

Date:	February 21, 2017

By:	/s/ Karen Shupe Karen Shupe Principal Financial Officer

Date:	February 21, 2017